Debt	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Debt [Text Block]
10.	Debt

	December 31	December 31
	2017	2016
Current debt
Revolving credit facility (RCF) (a)	$30,201	$49,639
Finance lease liabilities (b)	109	1,202
	30,310	50,841
Long-term debt
5.75% convertible debentures (c)	$47,625	$52,500
Finance lease liabilities (b)	-	406
	47,625	52,906
	$77,935	$103,747

(a) The Company has a RCF, which bears interest at a floating interest rate equal to LIBOR or the prime rate of Canada or the bankers’ acceptance rate (depending on the choice of credit availment by the Company) plus an applicable margin. In March 2016, the Company drew down $50 million under the RCF to repay the 6.5% convertible debentures, assumed as part of the acquisition of Brigus Gold Corp. An additional $10 million was drawn down in March 2017, $5 million was drawn in May 2017 and $10 million was drawn in July 2017, fully drawing the RCF and bringing the outstanding balance under the RCF to $75.0 million. On March 30, 2017, the Company amended the terms of the RCF to extend its maturity date from May 23, 2017 to November 23, 2017 and exclude all financial covenants until the extended maturity date. The RCF with its amended terms was guaranteed by WPM and a fee of $2.7 million was paid in 2017. This fee was accreted over the new term of the RCF as additional interest cost. The net proceeds from the sale of the Black Fox Complex and Cerro del Gallo were used to reduce the outstanding balance of the RCF. The RCF was subsequently extended multiple times from November 2017 to January 2018 in connection with the Company’s strategic review process resulting in the current maturity date being the earlier of (i) April 30, 2018, (ii) the closing of the business combination with First Majestic, and (iii) the seventh business day following termination of the proposed business combination. WPM continues to provide a guarantee for the RCF.

Total unamortized transaction costs of $0.1 million relating to the original term of the RCF have been expensed. The revolving credit facility is secured by substantially all of the Company’s assets and contains customary covenants and default clauses typical for this type of facility.

(b) The Company is obligated under various finance leases for equipment. All finance lease agreements provide that the Company can purchase the leased equipment at the end of the lease term for a nominal amount. There are no restrictions placed on the Company as a result of these leases, however, the lessors hold first security rights over the leased assets.

(c) On February 9, 2015, the Company issued $75 million of 5.75% convertible unsecured subordinated debentures (the 5.75% convertible debentures) maturing on February 28, 2020. The 5.75% convertible debentures bear interest at a rate of 5.75% per annum, payable in U.S. dollars semi-annually on August 28 and February 28 each year, commencing on August 28, 2015. The 5.75% convertible debentures are convertible into the Company’s common shares at a conversion price of approximately $6.55 per share, representing a conversion rate of 152.6718 common shares per $1,000 principal amount of the debentures. Upon conversion, holders will be entitled to receive accrued and unpaid interest up to, but excluding, the date of conversion. The 5.75% convertible debentures have a cross-default provision that would be triggered by any default on the RCF.

The 5.75% convertible debentures are not redeemable prior to February 28, 2018. On and after February 28, 2018 and prior to February 28, 2020, the 5.75% convertible debentures may be redeemed by the Company, in whole or in part from time to time, on not more than 60 days and not less than 30 days prior notice, at a redemption price equal to their principal amount plus accrued and unpaid interest, if any, up to but excluding the date set for redemption, provided the simple average of the daily volume-weighted average trading price of the common shares for the 20 consecutive trading days ending five trading days prior to the date on which notice of redemption is provided is at least 125% of the conversion price.

On March 13, 2018, holders of the 5.75% convertible debentures voted to amend the terms of the securities (refer to note 25).